UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: January 31, 2017

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND III	Chilton Strategic European
Equities Fund
January 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK —100.7%

	Shares	Value

BELGIUM — 2.3%
UCB	89,043	$6,124,921

DENMARK — 3.2%
Pandora	66,063	8,645,747

FRANCE — 39.6%
Alstom *	218,004	6,177,584
Atos	122,008	12,971,952
BNP Paribas	211,405	13,505,638
Eiffage	93,593	6,726,855
Ipsen	208,296	16,122,225
Orange	540,687	8,361,139
Publicis Groupe	127,247	8,730,846
Safran	145,439	9,844,039
Teleperformance	109,709	11,737,744
Valeo	219,442	13,388,959

		107,566,981

GERMANY —21.5%
Bayer	105,143	11,611,301
Fresenius & KGaA	132,391	10,422,924
Grand City Properties	560,018	10,195,610
HUGO BOSS	110,500	7,073,622
ProSiebenSat.1 Media	181,797	7,708,734
Rheinmetall	151,875	11,614,212

		58,626,403

ITALY — 1.1%
UniCredit *	115,132	3,127,027

SWEDEN — 2.6%
Electrolux	262,654	6,981,406

SWITZERLAND — 7.6%
Adecco Group	130,963	9,317,160
Nestle	156,210	11,413,252

		20,730,412

THE ADVISORS’ INNER CIRCLE FUND III	Chilton Strategic European
Equities Fund
January 31, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED KINGDOM — 22.8%
Babcock International Group	823,504	$9,251,224
Barclays	2,468,121	6,813,717
Beazley	718,400	3,665,610
Cobham	2,457,403	4,191,969
DCC	110,296	8,873,242
Inchcape	1,209,703	10,918,996
Informa	714,262	5,858,510
WPP	561,144	13,017,191

		62,590,459

Total Common Stock (Cost $259,625,105)		274,393,356

PREFERRED STOCK — 1.2%

	Shares	Value
GERMANY — 1.2%
Volkswagen (Cost $2,749,112)	20,438	3,174,856

Total Investments— 101.9% (Cost $262,374,217)††		$277,568,212

SECURITIES SOLD SHORT COMMON STOCK — (37.7)%

	Shares	Value

AUSTRIA — (1.6)%
Lenzing	(30,259)	$(4,323,181)

BELGIUM — (0.9)%
Colruyt	(51,961)	(2,539,854)

DENMARK — (1.5)%
Chr Hansen Holding	(68,519)	(4,177,715)

FINLAND — (3.5)%
Elisa	(99,236)	(3,345,539)

THE ADVISORS’ INNER CIRCLE FUND III	Chilton Strategic European
Equities Fund
January 31, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINLAND (continued)
Stora Enso, Cl R	(555,923)	$(6,313,283)

		(9,658,822)

FRANCE — (1.4)%
Cie Plastic Omnium	(108,482)	(3,677,158)

GERMANY — (3.2)%
Axel Springer	(73,862)	(3,884,662)
HOCHTIEF	(33,666)	(4,777,239)

		(8,661,901)

ITALY — (1.4)%
Intesa Sanpaolo	(1,576,058)	(3,691,959)

NORWAY — (1.4)%
Schibsted, Cl A	(140,812)	(3,723,437)

SWEDEN — (3.2)%
Axfood	(272,547)	(4,480,600)
Sandvik	(324,885)	(4,382,759)

		(8,863,359)

SWITZERLAND — (7.4)%
ABB	(288,467)	(6,830,157)
LafargeHolcim	(77,060)	(4,119,523)
Swisscom	(11,444)	(5,030,711)
Temenos Group	(61,554)	(4,460,029)

		(20,440,420)

UNITED KINGDOM — (12.2)%
AstraZeneca	(75,695)	(3,993,720)
Compass Group	(231,094)	(4,104,927)
Hargreaves Lansdown	(300,426)	(5,113,489)
InterContinental Hotels Group	(98,437)	(4,557,097)
Kerry Group, Cl A	(45,144)	(3,172,531)
Pennon Group	(358,692)	(3,578,301)
Rentokil Initial	(1,509,041)	(4,337,798)
Rotork	(1,303,322)	(4,187,499)

		(33,045,362)

Total Common Stock (Proceeds $96,110,141)		$(102,803,168)

THE ADVISORS’ INNER CIRCLE FUND III	Chilton Strategic European
Equities Fund
January 31, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Securities Sold Short — (37.7)% (Proceeds $96,110,141)@		$(102,803,168)

Percentages are based on Net Assets of $272,407,010.

*	Non-income producing security.

Cl — Class

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — Great British Pound

NOK — Norwegian Krone

SEK — Swedish Krona

USD — United States Dollar

A list of the open forward foreign currency contracts held by the Fund at January 31, 2017, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Morgan Stanley & Co, Inc	2/3/17	USD	(286,243)	EUR	271,344	$6,704
Morgan Stanley & Co, Inc	2/3/17-3/3/17	EUR	(400,214,939)	USD	424,476,298	(7,750,575)
Morgan Stanley & Co, Inc	3/15/17	GBP	(14,337,991)	EUR	16,551,081	(154,308)

						$(7,898,179)

A list of open OTC swap agreements held by the Fund at January 31, 2017 is as follows:

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount	Net Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. LLC	AMADEUS IT GROUP SA	EONIA + 0.50%	Positive Price Return	12/03/18	EUR	$10,160,048	$261,069
Morgan Stanley & Co. LLC	GRIFOLS SA	Negative Price Return	EONIA - 0.50%	12/03/18	EUR	(3,840,594)	(107,793)
Morgan Stanley & Co. LLC	MSCI PAN-EURO CUSTOM BASKET*	Negative Price Return	EONIA - 0.45%	12/15/18	EUR	(71,770,947)	507,701

							$660,977

For the period ended January 31, 2017, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

THE ADVISORS’ INNER CIRCLE FUND III	Chilton Strategic European
Equities Fund
January 31, 2017 (Unaudited)

*The following table represents the individual common stock exposures compromising the Custom Basket Total Return Swaps as of January 31, 2017.

MSCI Pan - Euro Custom Basket of Securities

Shares	Description	Currency	Net Unrealized Appreciation

(321)	Ryanair Holdings PLC	EUR	$228

(325)	SFR Group SA	EUR	231

(328)	Electricite de France SA	EUR	233

(375)	RTL Group SA	EUR	266

(405)	DONG Energy A/S	DKK	287

(410)	CNP Assurances	EUR	291

(443)	Bollore SA	EUR	314

(465)	MAN SE	EUR	330

(555)	Proximus SADP	EUR	394

(605)	Innogy SE	EUR	429

(617)	Bankia SA	EUR	438

(647)	International Consolidated Airlines Grou	EUR	459

(672)	Evonik Industries AG	EUR	477

(709)	Natixis SA	EUR	503

(774)	METRO AG	EUR	549

(831)	Endesa SA	EUR	590

(843)	ABN AMRO Group NV	EUR	598

(855)	EDP - Energias de Portugal SA	EUR	607

(858)	Gas Natural SDG SA	EUR	608

(873)	Groupe Bruxelles Lambert SA	EUR	620

(900)	Heineken Holding NV	EUR	638

(903)	Fortum OYJ	EUR	640

(936)	Kuehne + Nagel International AG	CHF	664

(953)	Coca-Cola European Partners PLC	EUR	676

(959)	Bouygues SA	EUR	680

(1,049)	Tenaris SA	EUR	744

(1,063)	Klepierre	EUR	754

(1,082)	Coloplast A/S	DKK	767

(1,107)	UCB SA	EUR	785

(1,131)	Ferrovial SA	EUR	802

(1,135)	Beiersdorf AG	EUR	805

THE ADVISORS’ INNER CIRCLE FUND III	Chilton Strategic European
Equities Fund
January 31, 2017 (Unaudited)

MSCI Pan - Euro Custom Basket of Securities (continued)

Shares	Description	Currency	Net Unrealized Appreciation

(1,156)	Luxottica Group SpA	EUR	$820

(1,163)	Erste Group Bank AG	EUR	825

(1,168)	Porsche Automobil Holding SE	EUR	828

(1,172)	Abertis Infraestructuras SA	EUR	831

(1,185)	Snam SpA	EUR	841

(1,194)	Atlantia SpA	EUR	847

(1,229)	Carlsberg A/S	DKK	872

(1,246)	Aena SA	EUR	884

(1,253)	Royal Bank of Scotland Group PLC	GBP	889

(1,262)	Aegon NV	EUR	895

(1,262)	Thales SA	EUR	895

(1,267)	Dassault Systemes SE	EUR	899

(1,340)	Telia Co AB	NOK	951

(1,356)	Altice NV	EUR	947

(1,361)	Associated British Foods PLC	GBP	966

(1,449)	Swisscom AG	CHF	1,028

(1,460)	Hermes International	EUR	1,035

(1,466)	Schindler Holding AG	CHF	1,040

(1,473)	SGS SA	CHF	1,045

(1,489)	Christian Dior SE	EUR	1,056

(1,514)	Telenor ASA	NOK	1,074

(1,531)	CaixaBank SA	EUR	1,086

(1,654)	Sky PLC	GBP	1,173

(1,654)	Telecom Italia SpA/Milano	EUR	1,173

(1,676)	Publicis Groupe SA	EUR	1,189

(1,766)	Carrefour SA	EUR	1,252

(1,805)	Merck KGaA	EUR	1,280

(1,815)	UniCredit SpA	EUR	1,288

(1,823)	HeidelbergCement AG	EUR	1,293

(1,827)	Swatch Group AG/The	CHF	1,296

(1,830)	Sandvik AB	SEK	1,298

THE ADVISORS’ INNER CIRCLE FUND III	Chilton Strategic European
Equities Fund
January 31, 2017 (Unaudited)

MSCI Pan - Euro Custom Basket of Securities (continued)

Shares	Description	Currency	Net Unrealized Appreciation

(1,894)	Credit Agricole SA	EUR	$1,343

(1,942)	Kone OYJ	EUR	1,377

(1,953)	E.ON SE	EUR	1,385

(1,964)	Centrica PLC	EUR	1,393

(1,966)	Rolls-Royce Holdings PLC	GBP	1,394

(2,069)	KBC Group NV	EUR	1,467

(2,076)	DNB ASA	NOK	1,473

(2,136)	RELX NV	EUR	1,515

(2,136)	Akzo Nobel NV	EUR	1,515

(2,152)	AP Moller - Maersk A/S	DKK	1,526

(2,171)	Skandinaviska Enskilda Banken AB	SEK	1,540

(2,192)	Heineken NV	EUR	1,555

(2,202)	Renault SA	EUR	1,562

(2,221)	Fresenius Medical Care AG & Co KGaA	EUR	1,576

(2,239)	Legal & General Group PLC	GBP	1,588

(2,261)	Deutsche Boerse AG	EUR	1,603

(2,293)	Kering	EUR	1,626

(2,306)	Telefonaktiebolaget LM Ericsson	SEK	1,636

(2,312)	Investor AB	SEK	1,640

(2,327)	Svenska Cellulosa AB SCA	SEK	1,650

(2,346)	Experian PLC	GBP	1,664

(2,370)	Assicurazioni Generali SpA	EUR	1,681

(2,396)	Vivendi SA	EUR	1,699

(2,403)	SSE PLC	GBP	1,704

(2,407)	Engie SA	EUR	1,707

(2,414)	Assa Abloy AB	SEK	1,712

(2,484)	RELX PLC	EUR	1,762

(2,489)	Cie Generale des Etablissements Michelin	EUR	1,765

(2,507)	Volvo AB	SEK	1,778

(2,548)	Tesco PLC	GBP	1,807

(2,577)	Amadeus IT Group SA	EUR	1,828

THE ADVISORS’ INNER CIRCLE FUND III	Chilton Strategic European
Equities Fund
January 31, 2017 (Unaudited)

MSCI Pan - Euro Custom Basket of Securities (continued)

Shares	Description	Currency	Net Unrealized Appreciation

(2,635)	Sampo Oyj	EUR	$1,869

(2,644)	Infineon Technologies AG	EUR	1,875

(2,695)	Safran SA	EUR	1,911

(2,731)	Continental AG	EUR	1,937

(2,892)	Svenska Handelsbanken AB	SEK	2,051

(2,906)	Unibail-Rodamco SE	EUR	2,061

(2,912)	Swedbank AB	SEK	2,066

(2,918)	Danske Bank A/S	EUR	2,069

(2,959)	BAE Systems PLC	GBP	2,099

(3,086)	Essilor International SA	EUR	2,189

(3,097)	LafargeHolcim Ltd	CHF	2,197

(3,100)	Aviva PLC	GBP	2,199

(3,122)	Cie de Saint-Gobain	EUR	2,215

(3,161)	Pernod Ricard SA	EUR	2,242

(3,328)	Nokia OYJ	EUR	2,360

(3,453)	Hennes & Mauritz AB	SEK	2,449

(3,468)	Koninklijke Ahold Delhaize NV	EUR	2,459

(3,485)	Deutsche Bank AG	EUR	2,472

(3,536)	Koninklijke Philips NV	EUR	2,508

(3,667)	NXP Semiconductors NV	USD	2,601

(3,676)	CRH PLC	EUR	2,608

(3,716)	Compass Group PLC	GBP	2,635

(3,768)	Adidas AG	EUR	2,673

(3,791)	WPP PLC	GBP	2,689

(3,828)	Credit Suisse Group AG	CHF	2,715

(3,839)	Swiss Re AG	CHF	2,723

(3,840)	Linde AG	EUR	2,723

(3,846)	Munich Re	EUR	2,728

(3,927)	Orange SA	EUR	2,785

(4,045)	Intesa Sanpaolo SpA	EUR	2,869

(4,049)	Enel SpA	EUR	2,872

THE ADVISORS’ INNER CIRCLE FUND III	Chilton Strategic European
Equities Fund
January 31, 2017 (Unaudited)

MSCI Pan - Euro Custom Basket of Securities (continued)

Shares	Description	Currency	Net Unrealized Appreciation

(4,071)	Standard Chartered PLC	GBP	$2,887

(4,106)	Fresenius SE & Co KGaA	EUR	2,913

(4,107)	BT Group PLC	GBP	2,913

(4,127)	Deutsche Post AG	EUR	2,927

(4,150)	Henkel AG & Co KGaA	EUR	2,944

(4,177)	Atlas Copco AB	EUR	2,963

(4,328)	Volkswagen AG	EUR	3,070

(4,362)	Bayerische Motoren Werke AG	EUR	3,087

(4,431)	Iberdrola SA	EUR	3,143

(4,515)	Vinci SA	EUR	3,202

(4,577)	Industria de Diseno Textil SA	EUR	3,246

(4,670)	Nordea Bank AB	SEK	3,312

(4,704)	Danone SA	EUR	3,336

(4,771)	Societe Generale SA	EUR	3,384

(4,998)	Airbus SE	EUR	3,545

(5,001)	Syngenta AG	CHF	3,547

(5,115)	Schneider Electric SE	EUR	3,628

(5,150)	Cie Financiere Richemont SA	CHF	3,653

(5,342)	Air Liquide SA	EUR	3,789

(5,489)	Zurich Insurance Group AG	CHF	3,893

(5,594)	National Grid PLC	GBP	3,968

(5,641)	Imperial Brands PLC	GBP	4,001

(5,672)	Banco Bilbao Vizcaya Argentaria SA	EUR	4,023

(5,674)	ABB Ltd	CHF	4,024

(5,689)	ASML Holding NV	EUR	4,035

(5,711)	Telefonica SA	EUR	4,051

(5,827)	L’Oreal SA	EUR	4,133

(5,945)	Barclays PLC	GBP	4,217

(6,055)	AXA SA	EUR	4,295

(6,314)	Shire PLC	GBP	4,479

(6,328)	Prudential PLC	GBP	4,489

THE ADVISORS’ INNER CIRCLE FUND III	Chilton Strategic European
Equities Fund
January 31, 2017 (Unaudited)

MSCI Pan - Euro Custom Basket of Securities (concluded)

Shares	Description	Currency	Net Unrealized Appreciation

(6,635)	Unilever PLC	GBP	$4,706

(6,680)	Lloyds Banking Group PLC	GBP	4,738

(6,891)	Reckitt Benckiser Group PLC	GBP	4,888

(7,061)	ING Groep NV	EUR	5,008

(7,160)	LVMH Moet Hennessy Louis Vuitton SE	EUR	5,079

(7,270)	Deutsche Telekom AG	EUR	5,156

(7,514)	UBS Group AG	CHF	5,329

(8,283)	Vodafone Group PLC	GBP	5,875

(8,370)	Unilever NV	GBP	5,937

(8,495)	AstraZeneca PLC	GBP	6,025

(8,616)	BNP Paribas SA	EUR	6,111

(8,740)	Novo Nordisk A/S	DKK	6,199

(8,886)	Diageo PLC	GBP	6,303

(9,175)	Daimler AG	EUR	6,508

(9,846)	Allianz SE	EUR	6,984

(10,067)	Anheuser-Busch InBev SA/NV	EUR	7,140

(10,330)	Banco Santander SA	SEK	7,327

(11,248)	BASF SE	EUR	7,978

(11,429)	SAP SE	EUR	8,106

(11,624)	Bayer AG	EUR	8,245

(11,874)	Sanofi	SEK	8,422

(11,930)	GlaxoSmithKline PLC	GBP	8,462

(12,220)	Siemens AG	EUR	8,667

(14,630)	British American Tobacco PLC	GBP	10,377

(20,810)	Novartis AG	DKK	14,760

(21,056)	Roche Holding AG	CHF	14,935

(21,551)	HSBC Holdings PLC	GBP	15,286

(28,943)	Nestle SA	CHF	20,529
			$507,701

THE ADVISORS’ INNER CIRCLE FUND III	Chilton Strategic European
Equities Fund
January 31, 2017 (Unaudited)

The following is a list of the level of inputs used as of January 31, 2017, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock

Belgium	$6,124,920	$—	$—	$6,124,920
Denmark	8,645,747	—	—	8,645,747
France	107,566,981	—	—	107,566,981
Germany	58,626,404	—	—	58,626,404
Italy	3,127,027	—	—	3,127,027
Sweden	6,981,406	—	—	6,981,406
Switzerland	20,730,411	—	—	20,730,411
United Kingdom	62,590,460	—	—	62,590,460

Total Common Stock	274,393,356	—	—	274,393,356

Preferred Stock
Germany	3,174,856	—	—	3,174,856

Total Preferred Stock	3,174,856	—	—	3,174,856

Total Investments in Securities	$277,568,212	$–	$–	$277,568,212

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock

Austria	$(4,323,181)	$—	$—	$(4,323,181)
Belgium	(2,539,854)	—	—	(2,539,854)
Denmark	(4,177,715)	—	—	(4,177,715)
Finland	(9,658,822)	—	—	(9,658,822)
France	(3,677,158)	—	—	(3,677,158)
Germany	(8,661,901)	—	—	(8,661,901)
Italy	(3,691,959)	—	—	(3,691,959)
Norway	(3,723,437)	—	—	(3,723,437)
Sweden	(8,863,359)	—	—	(8,863,359)
Switzerland	(20,440,420)	—	—	(20,440,420)
United Kingdom	(33,045,362)	—	—	(33,045,362)

Total Securities Sold Short	$(102,803,168)	$–	$–	$(102,803,168)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$—	$6,704	$—	$6,704
Unrealized Depreciation	—	(7,904,883)	—	(7,904,883)
OTC Swaps*
Unrealized Appreciation	—	768,770	—	768,770
Unrealized Depreciation	—	(107,793)	—	(107,793)

Total Other Financial Instruments	$—	$(7,237,202)	$—	$(7,237,202)

* Forward contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended January 31, 2017, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. As of January 31, 2017, the Fund did not hold any Level 3 securities.

†† At January 31, 2017, the tax basis cost of the Fund’s investments was $262,374,217, and the unrealized appreciation and depreciation were $17,975,347 and $(2,781,352), respectively.

@ At January 31, 2017, the tax basis proceeds of the Fund’s securities sold short was $(96,110,141), and the unrealized appreciation and depreciation were $642,037 and $(7,335,064), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statement.

CHL-QH-001-0100

THE ADVISORS’ INNER CIRCLE FUND III	Chilton Strategic European
Equities Fund
January 31, 2017 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Chilton Investment Company, LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

THE ADVISORS’ INNER CIRCLE FUND III	Chilton Strategic European
Equities Fund
January 31, 2017 (Unaudited)

The Fund uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and can request that a meeting of the Committee be held.

If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

• Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date

• Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

• Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended January 31, 2017, there have been no significant changes to the Fund’s fair valuation methodology.

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2017